Geographic Information (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Geographic Information (Details) [Line Items]
Number of segment	1
Total Revenues [Member]
Geographic Information (Details) [Line Items]
Concentration credit risk, percentage		10.00%